Organization and Description of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 01, 2025	Jun. 23, 2025	Apr. 30, 2025	Feb. 28, 2025	Jan. 28, 2025	Nov. 14, 2024	Oct. 07, 2024	Apr. 18, 2024	Aug. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 16, 2025	Sep. 29, 2025	Apr. 10, 2025	Apr. 02, 2025	Nov. 07, 2024	Oct. 18, 2023
Organization and Description of the Business [Line Items]
Common stock par value (in Dollars per share)										$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Shares of issued (in Shares)															30
Shares of outstanding (in Shares)															30
Common stock shares issued (in Shares)										1,727,192	2,672,222				2,672,222		1,727,192	646,044
Common stock shares outstanding (in Shares)										1,694,414	2,672,222				2,672,222		1,694,414	639,039
Accumulated deficit										$ (116,103)	$ (124,631)				$ (124,631)		$ (116,103)	$ (108,871)
Net losses amount											(1,657)	$ (2,984)	$ (3,887)	$ (2,093)	(8,528)	$ (3,897)	(7,232)	(11,706)
Security bid price per share (in Dollars per share)																						$ 1
Proceeds from received															553
Purchase of common stock (in Shares)				5,000
Aggregate net purchase price	$ 688								$ 688		688
Cash										2,850	328			$ 1	328	$ 1	2,850	723
Funding amount						$ 3,000	$ 1,000	$ 2,158																$ 6,000
Converted in common shares																	2,786
Installments amount							$ 250
Accrue interest percentage							10.00%
Repaid balance							$ 1,000
Transaction cost										2,100							2,100
Issuance cost																	900
Net liabilities										6,600							6,600
Legal fees																	1,000
Excise tax payable										4,401	4,401				4,401		4,401
Income tax payable										$ 366							366
Forward purchase agreement																	1,100
Shares of forward purchase agreement (in Shares)																							3,333
Forecast [Member]
Organization and Description of the Business [Line Items]
Security bid price per share (in Dollars per share)																				$ 1		$ 1
Number of shares, converted (in Shares)			25,998
Second Convertible Note [Member]
Organization and Description of the Business [Line Items]
Proceeds from received		$ 1,840
PIPE Financing [Member]
Organization and Description of the Business [Line Items]
Proceeds from received																	5,700
Principal amount																	4,225
Promissory Note [Member]
Organization and Description of the Business [Line Items]
Principal amount								$ 1,997							$ 176		$ 9
Number of shares, converted (in Shares)								20,000
Issuance cost						$ 2,755
Convertible Note Discount [Member]
Organization and Description of the Business [Line Items]
Issuance discount						8.00%
Maturity date																	Nov. 13, 2025
Contract Termination [Member]
Organization and Description of the Business [Line Items]
Shares of forward purchase agreement (in Shares)					3,333
Termination obligation aggregate amount					$ 132
Common Stock [Member]
Organization and Description of the Business [Line Items]
Common stock par value (in Dollars per share)																			$ 0.0001
Common stock shares outstanding (in Shares)										1,684,510	1,684,510				1,684,510		1,684,510
Net losses amount
Purchase of common stock (in Shares)	91,336								91,336	9,905	91,336
Aggregate net purchase price
Reverse Stock Split [Member]
Organization and Description of the Business [Line Items]
Common stock shares issued (in Shares)											1				1
Common stock shares outstanding (in Shares)											1				1
MVPHS [Member]
Organization and Description of the Business [Line Items]
Market value																					$ 15,000,000
MVLS [Member]
Organization and Description of the Business [Line Items]
Market value											$ 50,000				$ 50,000
Subsequent Event [Member] | Contract Termination [Member]
Organization and Description of the Business [Line Items]
Shares of forward purchase agreement (in Shares)					3,333
Termination obligation aggregate amount					$ 132
Early termination reset price per share (in Dollars per share)					$ 39.6
Minimum [Member]
Organization and Description of the Business [Line Items]
Net losses amount											$ (1,657)						$ (7,232)
Interest rate						0.00%
Maximum [Member]
Organization and Description of the Business [Line Items]
Net losses amount															$ (8,528)			$ (11,706)
Interest rate						18.00%